FINANCE RECEIVABLES - Past Due Finance Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 155.3	$ 197.5
Total past due	10.9	2.0
Total finance receivables	166.2	199.5
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2.4	0.3
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.4	0.0
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	8.1	1.7
Commercial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	135.1	152.2
Total past due	10.6	1.8
Total finance receivables	145.7	154.0
Commercial Loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2.4	0.1
Commercial Loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.1	0.0
Commercial Loans | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	8.1	1.7
Sales-Type Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	20.2	45.3
Total past due	0.3	0.2
Total finance receivables	20.5	45.5
Sales-Type Leases | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.0	0.2
Sales-Type Leases | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.3	0.0
Sales-Type Leases | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 0.0	$ 0.0